Goodwill and intangible assets - Summary of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 1,083	€ 1,201
Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	266	279
Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 817	€ 922